Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies
Asset retirement obligation liability	$ 86	$ 79
Intangible assets useful life, low end of range	1 year
Intangible assets useful life, high end of range	20 years
Advertising and merchandising expense	482	518	512
Research, development and related expenses	1,634	1,570	1,434
Research and development expense	1,079	1,036	919
Deferred tax assets valuation allowance	$ 29	$ 82